Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial liabilities at fair value through profit or loss	$ 153,600	$ 182,646
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	9,119	28,919
Short positions - Securities loans
Financial instruments
Financial liabilities at fair value through profit or loss	8,280	28,239
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	8,280	27,279
Short positions, Securities loans - Equity instruments
Financial instruments
Financial liabilities at fair value through profit or loss		960
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	$ 839	$ 680